BUSINESS SEGMENTS - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Segment Reporting Information [Line Items]
Total Assets	$ 2,845	$ 2,320
Operating Segments
Segment Reporting Information [Line Items]
Total Assets	2,279	2,061
Operating Segments | North America
Segment Reporting Information [Line Items]
Total Assets	2,088	1,902
Operating Segments | Asia Pacific
Segment Reporting Information [Line Items]
Total Assets	129	99
Operating Segments | Europe
Segment Reporting Information [Line Items]
Total Assets	62	60
Corporate and other
Segment Reporting Information [Line Items]
Total Assets	$ 566	$ 259